Identification and activities of the Company and Subsidiaries - Main Shareholders of the Company (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	21.90%	21.90%
The Bank Of New York Mellon, ADRs
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	14.91%	16.17%
Sociedad De Inversiones Pampa Calichera S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	15.23%	15.49%
Potasios De Chile S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	6.36%	6.36%
Banco De Chile On Behalf Of State Street
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	3.92%	4.11%
AFP Habitat S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	3.69%	3.71%
Global Mining Spa
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	3.08%	3.08%
Banco Santander On Behalf Of Foreign Investors
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	2.73%	2.98%
AFP Provida S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	2.86%	2.91%
AFP Cuprum S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	2.75%	2.79%
AFP Capital S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	2.77%	2.63%
Banco De Chile On Behalf Of Citi NA New York
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage		2.24%
Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of voting equity held by the Company or its subsidiaries	21.90%	21.90%
Banco De Chile On Behalf Of Non-Resident Third Parties
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	1.76%
Series A | Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	62,556,568	62,556,568
Number of shares outstanding, ownership percentage	43.80%	4380.00%
Series A | The Bank Of New York Mellon, ADRs
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series A | Sociedad De Inversiones Pampa Calichera S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	41,885,389	42,640,389
Number of shares outstanding, ownership percentage	29.33%	29.86%
Number of shares owned by the company or its subsidiaries or associates, in custody by stockholders (in shares)	3,103,842	2,348,842
Series A | Potasios De Chile S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	18,179,147	18,179,147
Number of shares outstanding, ownership percentage	12.73%	12.73%
Series A | Banco De Chile On Behalf Of State Street
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series A | AFP Habitat S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	614,872	603,789
Number of shares outstanding, ownership percentage	0.43%	0.42%
Series A | Global Mining Spa
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	8,798,539	8,798,539
Number of shares outstanding, ownership percentage	6.16%	6.16%
Series A | Banco Santander On Behalf Of Foreign Investors
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series A | AFP Provida S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series A | AFP Cuprum S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series A | AFP Capital S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series A | Banco De Chile On Behalf Of Citi NA New York
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)		67,463
Number of shares outstanding, ownership percentage		0.05%
Series A | Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares owned by the company or its subsidiaries or associates (in shares)	62,556,568	62,556,568
Series A | Banco De Chile On Behalf Of Non-Resident Third Parties
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	55,980
Number of shares outstanding, ownership percentage	0.04%
Series B | Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series B | The Bank Of New York Mellon, ADRs
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	42,599,351	46,174,681
Number of shares outstanding, ownership percentage	29.83%	32.33%
Series B | Sociedad De Inversiones Pampa Calichera S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	1,611,227	1,611,227
Number of shares outstanding, ownership percentage	1.13%	1.13%
Series B | Potasios De Chile S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series B | Banco De Chile On Behalf Of State Street
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	11,210,700	11,744,230
Number of shares outstanding, ownership percentage	7.85%	8.22%
Series B | AFP Habitat S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	9,927,240	9,991,619
Number of shares outstanding, ownership percentage	6.95%	7.00%
Series B | Global Mining Spa
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series B | Banco Santander On Behalf Of Foreign Investors
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	7,809,941	8,499,930
Number of shares outstanding, ownership percentage	5.47%	5.95%
Series B | AFP Provida S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	8,160,173	8,299,626
Number of shares outstanding, ownership percentage	5.71%	5.81%
Series B | AFP Cuprum S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	7,867,910	7,979,983
Number of shares outstanding, ownership percentage	5.51%	5.59%
Series B | AFP Capital S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	7,924,281	7,525,912
Number of shares outstanding, ownership percentage	5.55%	5.27%
Series B | Banco De Chile On Behalf Of Citi NA New York
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)		6,339,986
Number of shares outstanding, ownership percentage		4.44%
Series B | Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares owned by the company or its subsidiaries or associates (in shares)	748,490	748,490
Series B | Banco De Chile On Behalf Of Non-Resident Third Parties
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	4,965,585
Number of shares outstanding, ownership percentage	3.48%
Series A and B stock | Sociedad De Inversiones Pampa Calichera S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares owned by the company or its subsidiaries or associates (in shares)	46,600,458	46,600,458
Series A and B stock | Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of voting equity held by the Company or its subsidiaries	22.16%	22.16%